Investments in associates (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investments in associates [Line Items]
Revenue	$ 1,274,378	$ 1,068,791	$ 929,522
Cost of sales	(980,254)	(824,973)	(922,572)
Administrative expenses	83,597	81,692	84,372
Sales expenses	(24,088)	(21,733)	(19,365)
Other operating income (expenses), net	(13,589)	18,957	(5,340)
Finance income	5,517	6,830	11,026
Finance costs	34,623	31,580	27,572
Exchange difference	2,928	2,638	(13,693)
Profit before income taxes	92,545	(255,237)	(340,549)
Income tax	18,012	53,504	14,763
Net profit, reported	64,435	(327,814)	(375,545)
Group’s interest (40.095%)	13,207	(365,321)	(173,375)
Compania Minera Coimolache S.A. [Member]
Disclosure of Investments in associates [Line Items]
Revenue	203,790	198,873	177,347
Cost of sales	(121,021)	(107,913)	(104,549)
Administrative expenses	(3,829)	(4,144)	(2,185)
Sales expenses	(946)	(1,128)	(1,111)
Other operating income (expenses), net	(587)	755	765
Finance income	220	38	23
Finance costs	(3,304)	(1,614)	(51)
Exchange difference	(174)	(117)	(1,300)
Profit before income taxes	74,149	84,750	68,267
Income tax	(23,362)	(27,894)	(29,861)
Net profit, reported	50,787	56,856	38,406
Adjustments to conform to the accounting policies of the Group	2,265	1,790	3,039
Net profit, adjusted	53,052	58,646	41,445
Group’s interest (40.095%)	$ 21,271	$ 23,514	$ 16,617